Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2022	Dec. 31, 2020
2017 Senior Unsecured Bonds [Member]
Interest rate on bond	8.00%	8.00%
2012 Senior Unsecured Bonds [Member]
Interest rate on bond		7.75%